OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS
NOTE 6	-	OTHER NON-CURRENT ASSETS
	US dollars
	December 31,
(in thousands)	2019	2018

Non-current deferred installation expenses (*)	3,049	2,904
Deposits	316	318
	3,365	3,222
(*)	See Note 1W.